Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital.
Schedule of common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2022	64,042,536	$147,545,399
Shares for services (i)	5,000	16,449
Restricted share units exercised (note 12)	704,743	957,288
Performance share units exercised (note 12)	600,000	—
Balance, December 31, 2023	65,352,279	$148,519,136
Issuance of common shares (ii)	9,703,125	21,355,588
Share issuance cost (ii)	—	(2,651,229)
Restricted share units exercised (note 12)	2,378,588	3,436,775
Stock options exercised (note 12)	175,000	177,510
Fair value of stock options exercised (note 12)	—	99,263
Performance share units exercised (note 12)	5,000,000	8,398,378
Balance, December 31, 2024	82,608,992	$179,335,421

(i)During the year ended December 31, 2023, the Corporation issued 5,000 common shares with a fair value of $3,550. The fair value of the shares was determined to be equal to the value of the services rendered. Included in shares for services is $12,899 related to vesting of previously issued shares.

(ii)In October 2024, the Corporation closed a public offering of 9,703,125 common shares at a price of US$1.60 per common share for gross proceeds of US$15,525,000 ($21,355,588). The underwriters were paid cash fees of US$931,500 ($1,281,335).